DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 2 – DISCONTINUED OPERATIONS

Trilogy Dominicana:

In March 2015, Trilogy LLC committed to a plan to sell its wholly-owned subsidiary in the Dominican Republic, Trilogy Dominicana S.A. (“Trilogy Dominicana”). As a result of the plan to sell Trilogy Dominicana and the discontinuance of further significant business activities in the Dominican Republic, the assets and liabilities of Trilogy Dominicana were classified as held for sale and the results of operations were classified as discontinued operations for all periods presented in accordance with FASB Accounting Standards Codification 205-20, “Discontinued Operations”. Depreciation of the related property and equipment ceased at the time of reclassification of such assets.

On May 22, 2015, Trilogy LLC, through its subsidiary, Trilogy International Dominican Republic LLC, entered into an agreement (as amended on August 21, 2015) to sell Trilogy Dominicana to Servicios Ampliados de Teléfonos S.A., a Dominican Republic entity, for a sale price of $62 million. In connection with the sale agreement, the buyer additionally agreed to fund the operations during the transition period. In fiscal 2015, Trilogy LLC received cash of $27 million from the buyer. On March 23, 2016, the sale of Trilogy Dominicana was completed and Trilogy LLC received the remaining proceeds of $35.0 million and recognized a gain on the sale of $52.8 million. The gain reflected the $62.0 million stated purchase price along with $6.0 million provided in fiscal 2015 by the buyer to fund operations through completion of the sale, net of $5.4 million capital gains taxes paid on April 8, 2016 to the Dominican Republic tax authority, the net assets of Trilogy Dominicana at the closing date and the transaction costs of $0.9 million incurred in fiscal 2015 to complete the transaction. Additionally, upon completion of the sale on March 23, 2016, net operating loss carryforwards of $66.5 million at Trilogy Dominicana as of December 31, 2015, which were subject to a full valuation allowance, were no longer available to the Company.

There were no assets and liabilities related to discontinued operations as of December 31, 2018 or December 31, 2017.

No activity from discontinued operations was recorded after March 23, 2016, the date the sale of Trilogy Dominicana was completed.

The Company had revenues of $7.5 million, net losses of $2.5 million, a gain on sale of discontinued operations of $52.8 million, and a gain from discontinued operations, net of tax, of $50.3 million related to Trilogy Dominicana, for the year ended December 31, 2016. In addition, for the year ended December 31, 2016, Net cash provided by operating activities related to Trilogy Dominicana was $0.2 million and Net cash used in investing activities related to Trilogy Dominicana was $0.5 million.